UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 February 4, 2004

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$1,250,161

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    45249  1250681 SH       SOLE                  1223511             31765
                                                              3721   102860 SH       OTHER                   98120              4740
ALLSTATE CORP                  COM              020002101      369     8600 SH       SOLE                     8600
                                                              1290    30000 SH       OTHER                   30000
AMERICAN INTL GROUP INC        COM              026874107    54672   824878 SH       SOLE                   807043             20613
                                                              4992    75330 SH       OTHER                   74724               606
AUTOMATIC DATA                 COM              053015103    43665  1102392 SH       SOLE                  1078192             28035
                                                              3948    99687 SH       OTHER                   88987             10700
AVON PRODUCTS, INC.            COM              054303102    43107   638718 SH       SOLE                   624608             16130
                                                              3823    56647 SH       OTHER                   54447              2200
BANK NEW YORK INC              COM              064057102    54128  1634328 SH       SOLE                  1600758             38140
                                                             12870   388598 SH       OTHER                  252098            136500
BIOMET INC                     COM              090613100    43293  1195283 SH       SOLE                  1167028             32580
                                                              3844   106142 SH       OTHER                  105442               700
CARDINAL HEALTH INC            COM              14149Y108    41620   680518 SH       SOLE                   663018             20005
                                                              3498    57210 SH       OTHER                   56430               780
CINTAS CORP                    COM              172908105    52582  1049546 SH       SOLE                  1029921             23270
                                                              4780    95413 SH       OTHER                   87265              8148
COCA COLA                      COM              191216100      289     5700 SH       SOLE                     5700
                                                               373     7355 SH       OTHER                    7355
COLGATE PALMOLIVE CO           COM              194162103    36916   737598 SH       SOLE                   729618             10345
                                                              3241    64773 SH       OTHER                   63373              1400
COSTCO WHOLESALE CORP NEW      COM              22160K105    45590  1226222 SH       SOLE                  1200302             30345
                                                              3486    93773 SH       OTHER                   93073               700
DELL INC.                      COM              24702R101    47630  1401721 SH       SOLE                  1376511             30075
                                                              3538   104135 SH       OTHER                  103235               900
EMC CORP-MASS                  COM              268648102    32695  2530578 SH       SOLE                  2479458             60880
                                                               975    75480 SH       OTHER                   73680              1800
FISERV, INC.                   COM              337738108    48801  1234243 SH       SOLE                  1207233             30865
                                                              3939    99645 SH       OTHER                   98895               750
GENERAL ELECTRIC CO            COM              369604103    38632  1247023 SH       SOLE                  1240908             11840
                                                              2492    80461 SH       OTHER                   80236               225
GENTEX CORP                    COM              371901109    27107   613850 SH       SOLE                   598630             17285
                                                              2339    52970 SH       OTHER                   52670               300
HARLEY-DAVIDSON INC            COM              412822108    51510  1083752 SH       SOLE                  1059542             27545
                                                              4570    96167 SH       OTHER                   91967              4200
INTEL CORP                     COM              458140100    62124  1938354 SH       SOLE                  1914344             29310
                                                              8463   264083 SH       OTHER                  229283             34800
JOHNSON & JOHNSON              COM              478160104    41892   810933 SH       SOLE                   788853             25180
                                                              5133    99380 SH       OTHER                   88080             11300
MEDTRONIC INC                  COM              585055106    46797   962706 SH       SOLE                   939846             26540
                                                              4091    84169 SH       OTHER                   83769               400
MERCK & CO INC                 COM              589331107       64     1401 SH       SOLE                     1401
                                                               344     7450 SH       OTHER                    6650               800
MICROSOFT CORP                 COM              594918104    56765  2074006 SH       SOLE                  2039496             41015
                                                              9284   339212 SH       OTHER                  297612             41600
MOLEX INC CL A                 COM              608554200    44387  1514423 SH       SOLE                  1482182             37193
                                                              2894    98756 SH       OTHER                   98125               631
OMNICOM GROUP INC              COM              681919106    49379   565439 SH       SOLE                   554364             13190
                                                              3449    39495 SH       OTHER                   39295               200
PATTERSON DENTAL CO            COM              703412106    46033   719389 SH       SOLE                   708304             13820
                                                              4040    63145 SH       OTHER                   62845               300
STATE STREET CORP              COM              857477103    50049   961019 SH       SOLE                   941209             23230
                                                              3751    72031 SH       OTHER                   71831               200
WATERS CORP                    COM              941848103    33214  1001656 SH       SOLE                   983876             21610
                                                              2402    72465 SH       OTHER                   71565               900